Debt (Details Narrative) (Fortman Insurance Agency, LLC) - Fortman Insurance Agency, LLC [Member] - USD ($)	Aug. 11, 2018	Dec. 28, 2016	Feb. 26, 2016	Dec. 31, 2018	Dec. 31, 2017
Note Agreement One [Member]
Proceeds from note payable		$ 50,160
Debt instrument, interest rate		3.00%
Debt instrument maturity date		Dec. 27, 2022
Outstanding principal balance of note payable				$ 0	$ 42,412
Note Agreement Two [Member]
Proceeds from note payable			$ 40,210
Debt instrument, interest rate			2.25%
Debt instrument maturity date			Feb. 26, 2022
Outstanding principal balance of note payable				21,905	28,501
Note Agreement Three [Member]
Proceeds from note payable	$ 23,430
Debt instrument, interest rate	7.15%
Debt instrument maturity date	Aug. 17, 2022
Outstanding principal balance of note payable				$ 21,616	$ 0